Leases (Details) - Schedule of Components of Lease Costs ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Schedule of Components of Lease Costs [Abstract]
Amortization of right-of-use assets	¥ 13,868	$ 88	¥ 13,484	¥ 4,511
Interest on lease liabilities	940	6	1,275	548
Total	¥ 14,808	$ 94	¥ 14,759	¥ 5,059